UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2015

DATE OF REPORTING PERIOD: January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (25.8%)
	Consumer Discretionary (4.4%)
1,400,000	Altice, SA* 7.750%, 05/15/22	$1,448,125
2,549,000	Century Communities, Inc.*µ 6.875%, 05/15/22	2,488,461
2,400,000	Chrysler Group, LLCµ 8.000%, 06/15/19	2,535,000
	DISH DBS Corp.µ
12,230,000	5.875%, 07/15/22	12,352,300
8,500,000	5.125%, 05/01/20	8,675,312
3,300,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	3,421,687
1,315,000	GameStop Corp.*^ 5.500%, 10/01/19	1,340,478
2,746,000	Golden Nugget Escrow, Inc.*µ^ 8.500%, 12/01/21	2,742,568
	Goodyear Tire & Rubber Companyµ
4,500,000	7.000%, 05/15/22	4,871,250
1,135,000	8.250%, 08/15/20	1,213,031
3,000,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	3,309,375
2,750,000	L Brands, Inc.µ 5.625%, 02/15/22	2,987,187
2,435,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	2,701,328
	Meritage Homes Corp.µ
3,280,000	7.000%, 04/01/22	3,458,350
2,500,000	7.150%, 04/15/20	2,670,313
	Neiman Marcus Group Ltd., LLC*
575,000	8.750%, 10/15/21^	603,391
455,000	8.000%, 10/15/21µ	472,347
2,600,000	Numericable Group, SA*µ 6.000%, 05/15/22	2,661,750
2,495,000	Outerwall, Inc.µ 6.000%, 03/15/19	2,435,744
8,610,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	9,853,069
5,955,000	Ryland Group, Inc.µ 5.375%, 10/01/22	5,798,681
2,900,000	Time, Inc.*^ 5.750%, 04/15/22	2,809,375

		80,849,122

	Consumer Staples (0.3%)
940,000	Alphabet Holding Company, Inc.µ 7.750%, 11/01/17	817,800
4,136,000	Post Holdings, Inc.µ 7.375%, 02/15/22	4,221,305

		5,039,105

PRINCIPAL AMOUNT		VALUE

	Energy (5.5%)
6,169,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	$5,594,512
	Berry Petroleum Company, LLC
5,500,000	6.375%, 09/15/22µ	3,905,000
2,400,000	6.750%, 11/01/20	1,752,000
1,330,000	Bill Barrett Corp.µ 7.000%, 10/15/22	1,108,056
2,340,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	2,103,075
6,250,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	5,355,469
	Calumet Specialty Products Partners, LPµ
3,000,000	9.625%, 08/01/20	2,973,750
2,400,000	7.625%, 01/15/22	2,181,000
664,000	6.500%, 04/15/21*	575,190
	Carrizo Oil & Gas, Inc.µ
3,035,000	7.500%, 09/15/20	2,979,991
2,800,000	8.625%, 10/15/18	2,807,000
7,847,000	Cimarex Energy Companyµ 5.875%, 05/01/22	8,195,211
7,100,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	5,622,312
2,800,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	2,908,500
11,000,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	8,511,250
1,487,000	Gulfport Energy Corp.*µ 7.750%, 11/01/20	1,468,412
3,000,000	Halcon Resources Corp.µ^ 9.750%, 07/15/20	2,017,500
5,000,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	4,884,375
5,000,000	Linn Energy, LLCµ‡ 6.250%, 11/01/19	3,834,375
	Oasis Petroleum, Inc.µ
4,965,000	6.500%, 11/01/21^	4,552,284
1,500,000	6.875%, 01/15/23	1,379,063
966,000	Pioneer Energy Services Corp.µ 6.125%, 03/15/22	675,596
1,366,000	Rice Energy, Inc.^ 6.250%, 05/01/22	1,321,605
6,500,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	6,743,750
3,000,000	SM Energy Companyµ 6.500%, 11/15/21	2,962,500
3,340,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	3,131,250
11,500,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	7,403,125

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,150,000	Western Refining, Inc.µ 6.250%, 04/01/21	$2,102,969

		99,049,120

	Financials (1.6%)
5,100,000	AON Corp.µ 8.205%, 01/01/27	6,601,312
1,100,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	1,146,063
2,281,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	2,362,261
8,700,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	8,069,250
11,000,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	11,670,945

		29,849,831

	Health Care (2.5%)
6,285,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	6,701,381
2,930,000	Crimson Merger Sub, Inc.*^ 6.625%, 05/15/22	2,554,594
5,500,000	Endo International, PLC*µ 7.000%, 07/15/19	5,775,000
7,920,000	Hologic, Inc.µ 6.250%, 08/01/20	8,266,500
2,915,000	Teleflex, Inc.*µ 5.250%, 06/15/24	2,947,794
	Valeant Pharmaceuticals International, Inc.*µ
9,000,000	7.000%, 10/01/20	9,506,250
3,700,000	7.250%, 07/15/22	3,968,250
	VPII Escrow Corp.*µ
3,070,000	7.500%, 07/15/21	3,369,325
1,800,000	6.750%, 08/15/18	1,914,750

		45,003,844

	Industrials (3.8%)
6,070,000	ACCO Brands Corp.µ 6.750%, 04/30/20	6,475,931
5,080,000	Deluxe Corp.µ 6.000%, 11/15/20	5,283,200
2,105,000	Garda World Security Corp.*^ 7.250%, 11/15/21	2,064,216
4,605,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	4,392,019
	Icahn Enterprises, LPµ
4,800,000	6.000%, 08/01/20	5,055,000
2,488,000	5.875%, 02/01/22	2,547,090
265,000	4.875%, 03/15/19	269,969

PRINCIPAL AMOUNT		VALUE

	Michael Baker International, LLC*µ
2,700,000	8.250%, 10/15/18	$2,678,062
1,431,000	8.875%, 04/15/19	1,295,949
5,880,000	Navistar International Corp.^ 8.250%, 11/01/21	5,747,700
7,800,000	Rexel, SA*µ 6.125%, 12/15/19	8,190,000
	Terex Corp.µ
8,000,000	6.500%, 04/01/20	8,365,000
1,380,000	6.000%, 05/15/21	1,400,700
2,300,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	2,458,125
11,500,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	12,678,750

		68,901,711

	Information Technology (2.1%)
3,000,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	3,211,875
	Amkor Technology, Inc.µ
4,500,000	6.625%, 06/01/21^	4,584,375
3,080,000	6.375%, 10/01/22	3,060,750
11,000,000	Belden, Inc.*µ 5.500%, 09/01/22	11,041,250
2,445,000	Cardtronics, Inc.*µ 5.125%, 08/01/22	2,402,213
2,900,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	2,927,187
3,520,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	3,546,400
7,000,000	ViaSat, Inc.µ 6.875%, 06/15/20	7,306,250

		38,080,300

	Materials (2.4%)
1,231,000	Chemtura Corp.µ 5.750%, 07/15/21	1,213,304
	First Quantum Minerals, Ltd.*µ
3,162,000	7.000%, 02/15/21	2,640,270
3,162,000	6.750%, 02/15/20	2,687,700
12,500,000	FMG Resources*^ 8.250%, 11/01/19	11,125,000
	INEOS Group Holdings, SA*
3,200,000	6.125%, 08/15/18^	3,082,000
600,000	5.875%, 02/15/19µ	570,375
	New Gold, Inc.*µ
8,000,000	7.000%, 04/15/20^	7,990,000
2,100,000	6.250%, 11/15/22	2,076,375
1,340,000	Sealed Air Corp.*µ 5.250%, 04/01/23	1,391,925

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,758,000	Trinseo Materials Operating, SCA^ 8.750%, 02/01/19	$5,844,370
5,445,000	United States Steel Corp. 6.875%, 04/01/21	5,431,388

		44,052,707

	Telecommunication Services (2.0%)
1,956,000	CenturyLink, Inc.µ 6.750%, 12/01/23	2,198,681
	Frontier Communications Corp.µ
3,380,000	7.625%, 04/15/24	3,580,687
187,000	6.875%, 01/15/25	189,922
	Intelsat, SAµ
11,000,000	7.750%, 06/01/21^	10,945,000
800,000	8.125%, 06/01/23	811,500
	Sprint Corp.µ
8,980,000	7.875%, 09/15/23	9,142,762
2,960,000	7.125%, 06/15/24	2,880,450
2,015,000	7.250%, 09/15/21	2,020,038
4,450,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	4,625,219

		36,394,259

	Utilities (1.2%)
2,900,000	AES Corp.µ 7.375%, 07/01/21	3,235,313
8,150,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	8,547,312
9,080,000	Calpine Corp.*µ 7.875%, 01/15/23	10,180,950

		21,963,575

	TOTAL CORPORATE BONDS (Cost $481,687,601)	469,183,574

CONVERTIBLE BONDS (17.8%)
	Consumer Discretionary (5.4%)
566,000	HomeAway, Inc.*µ 0.125%, 04/01/19	515,383
6,000,000	Iconix Brand Group, Inc.µ^ 2.500%, 06/01/16	7,066,860
	Jarden Corp.µ
13,445,000	1.125%, 03/15/34*^	15,398,424
8,300,000	1.500%, 06/15/19	11,060,206
25,000,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	32,478,625
10,050,000	Liberty Media Corp.^ 1.375%, 10/15/23	9,781,615
10,400,000	MGM Resorts Internationalµ^ 4.250%, 04/15/15	11,448,632

PRINCIPAL AMOUNT		VALUE

9,000,000	Priceline Group, Inc.µ^ 1.000%, 03/15/18	$11,238,930

		98,988,675

	Financials (1.5%)
	Ares Capital Corp.µ
7,676,000	4.750%, 01/15/18	7,978,895
3,458,000	5.750%, 02/01/16	3,563,728
3,400,000	IAS Operating Partnership, LP*µ^ 5.000%, 03/15/18	3,239,503
4,500,000	MGIC Investment Corp.µ 2.000%, 04/01/20	6,166,800
2,944,000	PRA Group, Inc.µ 3.000%, 08/01/20	3,031,658
3,500,000	Starwood Property Trust, Inc.µ 4.550%, 03/01/18	3,813,057

		27,793,641

	Health Care (3.9%)
15,000,000	Anthem, Inc.µ 2.750%, 10/15/42	27,442,425
5,815,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	7,492,686
6,300,000	Cepheid*µ^ 1.250%, 02/01/21	6,903,130
4,700,000	Hologic, Inc.‡ 2.000%, 12/15/37	6,514,083
	Illumina, Inc.*^
9,500,000	0.500%, 06/15/21	11,215,842
2,800,000	0.000%, 06/15/19	3,169,866
6,600,000	Insulet Corp.µ 2.000%, 06/15/19	6,473,148
1,250,000	Molina Healthcare, Inc.*µ 1.625%, 08/15/44	1,370,313

		70,581,493

	Industrials (0.2%)
2,569,000	Air Lease Corp.µ 3.875%, 12/01/18	3,504,399

	Information Technology (6.0%)
7,900,000	Euronet Worldwide, Inc.*µ 1.500%, 10/01/44	7,550,188
8,100,000	Intel Corp. 3.250%, 08/01/39	13,167,279
7,000,000	LinkedIn Corp.*µ 0.500%, 11/01/19	7,388,465
7,100,000	NVIDIA Corp. 1.000%, 12/01/18	7,985,760
23,500,000	Salesforce.com, Inc.µ^ 0.250%, 04/01/18	26,300,965
22,000,000	SanDisk Corp.µ^ 0.500%, 10/15/20	23,465,310

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

11,600,000	ServiceNow, Inc.µ 0.000%, 11/01/18	$13,811,308
8,200,000	Yahoo!, Inc.µ 0.000%, 12/01/18	8,870,350

		108,539,625

	Materials (0.8%)
9,300,000	Cemex, SAB de CVµ^ 3.250%, 03/15/16	10,085,664
4,000,000	RTI International Metals, Inc.µ^ 1.625%, 10/15/19	3,698,600

		13,784,264

	TOTAL CONVERTIBLE BONDS (Cost $303,324,343)	323,192,097

U.S. GOVERNMENT AND AGENCY SECURITY (0.0%)
100,000	United States Treasury Note 0.250%, 02/15/15 (Cost $100,004)	100,008

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (8.9%)
	Consumer Staples (1.1%)
111,900	Bunge, Ltd. 4.875%	12,336,975
153,825	Tyson Foods, Inc. 4.750%	7,440,515

		19,777,490

	Energy (1.8%)
33,074	Chesapeake Energy Corp.* 5.750%	33,632,124

	Financials (2.0%)
130,000	American Tower Corp.^ 5.250%	14,267,500
127,000	Crown Castle International Corp. 4.500%	13,820,140
156,667	Weyerhaeuser Company 6.375%	9,042,819

		37,130,459

	Industrials (1.5%)
70,000	Stanley Black & Decker, Inc.^ 6.250%	8,054,900
310,000	United Technologies Corp.^ 7.500%	18,581,400

		26,636,300

	Telecommunication Services (0.2%)
100,000	Intelsat, SA 5.750%	4,381,000

NUMBER OF SHARES		VALUE

	Utilities (2.3%)
270,000	Dominion Resources, Inc. 6.375%	$13,964,400
265,000	Exelon Corp.^ 6.500%	13,875,400
230,000	NextEra Energy, Inc. 5.799%	13,386,000

		41,225,800

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $162,797,677)	162,783,173

COMMON STOCKS (77.1%)
	Consumer Discretionary (10.9%)
24,800	Amazon.com, Inc.µ#	8,792,344
185,615	Carnival Corp.µ^	8,159,635
300,000	Comcast Corp. - Class Aµ	15,943,500
650,000	Ford Motor Company	9,561,500
97,317	General Motors Company, Inc.µ^	3,174,481
245,000	Home Depot, Inc.µ	25,582,900
180,000	Las Vegas Sands Corp.µ^	9,786,600
123,000	McDonald’s Corp.µ	11,370,120
22,573	Motors Liquidation Company	371,326
239,000	Nike, Inc. - Class Bµ^	22,047,750
237,000	Starbucks Corp.µ	20,744,610
153,000	TJX Companies, Inc.µ^	10,088,820
370,000	Twenty-First Century Fox, Inc.^	12,269,200
320,000	Walt Disney Companyµ	29,107,200
60,000	Whirlpool Corp.	11,944,800

		198,944,786

	Consumer Staples (5.9%)
505,000	Coca-Cola Companyµ	20,790,850
165,000	Costco Wholesale Corp.µ	23,593,350
400,000	Mondelez International, Inc. - Class Aµ	14,096,000
82,300	PepsiCo, Inc.	7,718,094
120,000	Philip Morris International, Inc.µ^	9,628,800
257,000	Procter & Gamble Company	21,662,530
125,000	Walgreens Boots Alliance, Inc.	9,218,750

		106,708,374

	Energy (6.7%)
800,000	BP, PLCµ^	31,064,000
325,000	Chevron Corp.µ	33,322,250
60,000	Diamond Offshore Drilling, Inc.µ^	1,891,800
117,000	EOG Resources, Inc.µ^	10,416,510
360,000	Exxon Mobil Corp.	31,471,200

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

156,200		Schlumberger, Ltd.µ^	$12,869,318

			121,035,078

		Financials (18.3%)
345,000		Allstate Corp.µ^	24,077,550
165,000		American Express Companyµ^	13,313,850
367,000		American International Group, Inc.µ	17,935,290
280,000		Arthur J. Gallagher & Company^	12,440,400
500,000		Bank of America Corp.µ^	7,575,000
377,000		Blackstone Group, LPµ	14,077,180
945,000		Citigroup, Inc.µ	44,367,750
125,000		Discover Financial Servicesµ^	6,797,500
245,000		First Republic Bank^	12,475,400
75,000		Goldman Sachs Group, Inc.	12,930,750
985,000		JPMorgan Chase & Companyµ	53,564,300
294,940		MetLife, Inc.	13,714,710
1,715,000		Och-Ziff Capital Management Group, LLC - Class Aµ	19,019,350
94,000		State Street Corp.µ	6,721,940
185,000		T. Rowe Price Group, Inc.µ	14,563,200
1,131,676		Wells Fargo & Companyµ^	58,756,618

			332,330,788

		Health Care (7.5%)
300,000		Eli Lilly and Companyµ^	21,600,000
130,000		Gilead Sciences, Inc.#	13,627,900
275,000		Johnson & Johnsonµ^	27,538,500
275,000		Merck & Company, Inc.µ^	16,577,000
1,079,500		Pfizer, Inc.µ	33,734,375
160,500		Stryker Corp.^	14,613,525
83,000		Zimmer Holdings, Inc.µ	9,304,300

			136,995,600

		Industrials (9.9%)
89,000		Cummins, Inc.µ^	12,411,940
275,000		Eaton Corp., PLCµ^	17,349,750
176,000		Fortune Brands Home & Security, Inc.^	7,883,040
2,600,000		General Electric Companyµ	62,114,000
450,000		Masco Corp.µ^	11,178,000
87,500		Northrop Grumman Corp.	13,733,125
135,000	EUR	Siemens, AGµ^	14,260,976
235,000		Union Pacific Corp.	27,544,350
135,000		United Parcel Service, Inc. - Class Bµ^	13,343,400

			179,818,581

		Information Technology (14.2%)
200,000		Accenture, PLC - Class A	16,806,000
875,000		Apple, Inc.µ	102,515,000

NUMBER OF SHARES			VALUE

190,000		eBay, Inc.µ^#	$10,070,000
125,500		Facebook, Inc. - Class A#	9,526,705
22,000		Google, Inc. - Class A#	11,826,100
12,500		Google, Inc. - Class C#	6,681,500
89,000		MasterCard, Inc. - Class Aµ	7,300,670
947,000		Microsoft Corp.µ	38,258,800
300,000		Nintendo Company, Ltd.µ	3,648,960
2,200,000		Nokia Corp.µ	16,720,000
320,000		Oracle Corp.µ	13,404,800
195,000		QUALCOMM, Inc.	12,179,700
191,000		Texas Instruments, Inc.µ^	10,208,950

			259,147,185

		Materials (1.5%)
400,000		Dow Chemical Companyµ^	18,064,000
210,000		Rio Tinto, PLCµ^	9,267,300

			27,331,300

		Telecommunication Services (2.2%)
615,000		AT&T, Inc.µ^	20,245,800
450,000	EUR	Orange, SAµ	7,916,886
261,000		Verizon Communications, Inc.µ^	11,930,310

			40,092,996

		TOTAL COMMON STOCKS (Cost $1,394,422,937)	1,402,404,688

WARRANTS (0.2%) #
		Consumer Discretionary (0.2%)
88,470		General Motors Company, Inc. 07/10/16, Strike $10.00	2,031,271
88,470		General Motors Company, Inc. 07/10/19, Strike $18.33	1,371,285

		TOTAL WARRANTS (Cost $12,787,722)	3,402,556

SHORT TERM INVESTMENT (9.5%)
172,589,331		Fidelity Prime Money Market Fund - Institutional Class (Cost $172,589,331)	172,589,331

TOTAL INVESTMENTS (139.3%) (Cost $2,527,709,615)			2,533,655,427

LIABILITIES, LESS OTHER ASSETS (-39.3%)			(714,782,644)

NET ASSETS (100.0%)			$1,818,872,783

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $1,247,643,593. $341,090,941 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2015.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	0.934% quarterly	3 month LIBOR	07/05/17	$52,000,000	$(183,893)
BNP Paribas, SA	1.009% quarterly	3 month LIBOR	06/12/17	47,000,000	(276,915)

					$(460,808)

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2015.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 — Investments

The following information is presented on a federal income tax basis as of January 31, 2015. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows:

Cost basis of investments	$2,616,187,756

Gross unrealized appreciation	254,831,623
Gross unrealized depreciation	(337,363,952)

Net unrealized appreciation (depreciation)	$(82,532,329)

Note 3 — Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $415.0 million and a lending agreement (“Lending Agreement”), as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $415.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2015, the average borrowings under the Agreements were $725.0 million. For the period ended January 31, 2015, the average interest rate was 0.75%. As of January 31, 2015, the amount of total outstanding borrowings was $725.0 million ($362.5 million under the BNP Agreement and $362.5 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on January 31, 2015 was 0.83%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of January 31, 2015, the Fund used approximately $125.2 million of its cash collateral to offset the SSB Agreement, representing 4.9% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.46%, which can fluctuate depending on interest rates.

Note 4 — Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 5 — Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$469,183,574	$—	$469,183,574
Convertible Bonds	—	323,192,097	—	323,192,097
U.S. Government and Agency Security	—	100,008	—	100,008
Convertible Preferred Stocks	116,814,074	45,969,099	—	162,783,173
Common Stocks U.S.	1,376,206,540	4,020,286	—	1,380,226,826
Common Stocks Foreign	—	22,177,862	—	22,177,862
Warrants	3,402,556	—	—	3,402,556
Short Term Investment	172,589,331	—	—	172,589,331

Total	$1,669,012,501	$864,642,926	$—	$2,533,655,427

Liabilities:
Interest Rate Swaps	$—	$460,808	$—	$460,808

Total	$—	$460,808	$—	$460,808

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALAMOS STRATEGIC TOTAL RETURN FUND

By:	/S/ JOHN P. CALAMOS, SR.
NAME:	John P. Calamos, Sr.
TITLE:	Principal Executive Officer
DATE:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CALAMOS STRATEGIC TOTAL RETURN FUND

By:	/S/ JOHN P. CALAMOS, SR.
NAME:	John P. Calamos, Sr.
TITLE:	Principal Executive Officer
DATE:	March 23, 2015

By:	/S/ NIMISH S. BHATT
NAME:	Nimish S. Bhatt
TITLE:	Principal Financial Officer
DATE:	March 23, 2015